Operating Segments - Schedule of Segment Assets (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Segment Assets [Line Items]
Consolidated total assets	RM 798,223,303	$ 189,480,216	RM 409,308,663	$ 91,559,740
Operating Segments [Member]
Schedule of Segment Assets [Line Items]
Consolidated total assets	798,223,303	189,480,216	409,308,663
Operating Segments [Member] | Business strategy consultancy [Member]
Schedule of Segment Assets [Line Items]
Consolidated total assets	344,350,904	81,741,141	152,229,067
Operating Segments [Member] | Technology development, solutions and consultancy [Member]
Schedule of Segment Assets [Line Items]
Consolidated total assets	397,857,855	94,442,485	117,192,924
Operating Segments [Member] | Interest income [Member]
Schedule of Segment Assets [Line Items]
Consolidated total assets	54,177,713	12,860,568	12,474,902
Operating Segments [Member] | Investments and others [Member]
Schedule of Segment Assets [Line Items]
Consolidated total assets	1,836,831	436,022	127,411,770
Unallocated assets [Member]
Schedule of Segment Assets [Line Items]
Consolidated total assets